CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 149,727,042	906,402,585	690,510,763	1,084,960,155
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	72,340,796	437,929,477	431,721,322	342,791,357
Equity in income of affiliates	(9,176,879)	(55,554,072)	(34,343,000)	(57,525,830)
Gain on deconsolidation of subsidiaries			(44,432,052)
Loss from disposal of property, equipment and software	1,973,412	11,946,443	653,191	3,379,449
Gain on disposal of cost method investment	(663,203)	(4,014,829)
Gain on disposal of equity investment	(97,914)	(592,742)
Provision for doubtful accounts	469,577	2,842,681	376,164	185,443
Depreciation of property, equipment and software	18,252,462	110,494,928	88,462,807	78,809,867
Amortization of intangible assets and land use rights	1,742,051	10,545,854	10,538,382	11,066,656
Deferred income tax benefit	(5,925,628)	(35,871,972)	(22,757,864)	(3,388,535)
Changes in current assets and liabilities net of assets acquired and liabilities assumed in business combinations :
Increase in accounts receivable	(80,520,385)	(487,446,257)	(193,874,838)	(166,668,439)
Decrease in due from related parties	(2,042,249)	(12,363,165)	(333,610)	(1,732,887)
Increase in prepayments and other current assets	(65,747,536)	(398,015,862)	(118,239,096)	(203,694,403)
Decrease (Increase) in long-term deposits	3,205,666	19,406,141	(7,479,664)	496,130
Increase in accounts payable	88,816,672	537,669,487	255,160,851	166,395,703
(Increase) Decrease in due to related parties	96,343	583,234	1,677,658	(5,025,904)
(Increase) Decrease in salary and welfare payable	4,248,733	25,720,555	85,511,674	(14,021,957)
Increase (Decrease) in taxes payable	16,192,715	98,025,837	(3,054,768)	60,282,019
Increase in advances from customers	165,471,865	1,001,717,032	310,497,590	487,010,431
Increase in accrued liability for customer reward program	11,087,563	67,120,782	55,805,114	40,519,230
Increase in other payables and accruals	35,727,112	216,281,215	147,967,182	27,476,422
Net cash provided by operating activities	405,178,215	2,452,827,352	1,654,367,806	1,851,314,907
Cash flows from investing activities:
Purchase of property, equipment and software	(107,663,944)	(651,765,217)	(543,123,309)	(205,212,492)
Cash paid for long-term investments	(159,476,254)	(965,421,399)		(5,100,000)
Cash paid for acquisition, net of cash acquired	(19,779,574)	(119,739,607)	(29,018,885)	(27,532,356)
Purchase of intangible assets				(3,233,850)
Purchase of land use rights				(9,747,800)
Decrease (Increase) in restricted cash	5,278,493	31,954,414	(558,620,548)	5,527,208
Increase in short-term investment	(366,708,074)	(2,219,940,665)	(123,698,692)	(94,647,972)
Increase in long-term loan receivable	(29,499,992)	(178,584,102)
Cash received from disposal of equity investment	695,430	4,209,926
Cash received from disposal of cost method investment	2,171,056	13,142,920
Cash received from disposal of a subsidiary			14,556,966
Net cash used in investing activities	(674,982,859)	(4,086,143,730)	(1,239,904,468)	(339,947,262)
Cash flows from financing activities:
Proceeds from short-term bank loan	53,045,363	321,120,713	453,478,628
Proceeds from exercise of share option	29,777,011	180,261,090	81,911,154	54,416,536
Repurchase of common stock			(1,733,127,675)	(158,761,225)
Cash paid to non-controlling investors	(13,569)	(82,143)	(40,289,731)	(10,404,359)
Proceeds from issuance convertible preferred shares by a subsidiary	21,922,128	132,709,989	63,709,828
Proceeds from issuance of senior convertible notes, net of issuance costs	780,268,550	4,723,511,720	1,097,195,400
Proceeds from sale of warrants	77,777,046	470,838,904	167,503,950
Purchase of Purchased Call Option	(139,203,288)	(842,694,944)	(346,009,222)
Cash (outflow) inflow for Capped equity	43,732,781	264,745,135	(259,935,853)
Early Termination of Call Option	11,607,929	70,270,919
Convertible Notes early conversion	(777,445)	(4,706,419)
Net cash (used in) provided by financing activities	878,136,506	5,315,974,964	(515,563,521)	(114,749,048)
Effect of foreign exchange rate changes on cash and cash equivalents	5,641,717	34,153,266	19,204,727	(47,125,290)
Net increase (decrease) in cash and cash equivalents	613,973,579	3,716,811,852	(81,895,456)	1,349,493,307
Cash and cash equivalents, beginning of year	565,196,980	3,421,532,962	3,503,428,418	2,153,935,111
Cash and cash equivalents, end of year	1,179,170,559	7,138,344,814	3,421,532,962	3,503,428,418
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	44,845,662	271,482,184	350,444,946	197,700,444
Cash paid for interest, net of amounts capitalized	3,184,217	19,276,294	3,364,678
Supplemental schedule of non-cash investing and financing activities
Receivables incurred for disposal of investment	2,023,556	12,250,000
Accruals related to purchase of property, equipment and software	(6,118,357)	(37,038,698)	(34,450,253)	(32,195,338)
Liabilities incurred for acquisitions and investments	$ (3,927,056)	(23,773,221)	(19,742,776)	(10,750,000)